Shareholders’ Deficiency (Details) - Schedule of options outstanding	6 Months Ended
Jun. 30, 2021 $ / shares shares
Exercise Price 0.22 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding		[1]
Weighted average remaining contractual term (year)	1 year 8 months 19 days
Exercise Price 0.22 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average remaining contractual term (year)	1 year 8 months 19 days
Number options exercisable		[1]
Exercise Price 1.75 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	107,904
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1.75
Weighted average remaining contractual term (year)	1 year 8 months 19 days
Exercise Price 1.75 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 1.75
Weighted average remaining contractual term (year)	1 year 8 months 19 days
Number options exercisable	107,904
Exercise Price 3.59 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	83,503
Weighted average exercise price (in Dollars per share) | $ / shares	$ 3.59
Weighted average remaining contractual term (year)	2 years 3 months 3 days
Exercise Price 3.59 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 3.59
Weighted average remaining contractual term (year)	2 years 3 months 3 days
Number options exercisable	83,503
Exercise Price 5.07 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	253,722
Weighted average exercise price (in Dollars per share) | $ / shares	$ 5.07
Weighted average remaining contractual term (year)	3 years
Exercise Price 5.07 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 5.07
Weighted average remaining contractual term (year)	3 years
Number options exercisable	253,722
Exercise Price 9.23 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	199,930
Weighted average exercise price (in Dollars per share) | $ / shares	$ 9.23
Weighted average remaining contractual term (year)	4 years 25 days
Exercise Price 9.23 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 9.23
Weighted average remaining contractual term (year)	4 years 25 days
Number options exercisable	199,930
Exercise Price 3.10 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	26,959
Weighted average exercise price (in Dollars per share) | $ / shares	$ 3.10
Weighted average remaining contractual term (year)	4 years 11 months 8 days
Exercise Price 3.10 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 3.10
Weighted average remaining contractual term (year)	4 years 11 months 8 days
Number options exercisable	26,959
Exercise Price 3.93 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	51,385
Weighted average exercise price (in Dollars per share) | $ / shares	$ 3.93
Weighted average remaining contractual term (year)	5 years 5 months 23 days
Exercise Price 3.93 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 3.93
Weighted average remaining contractual term (year)	5 years 5 months 23 days
Number options exercisable	51,385
Exercise Price 4.10 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	20,914
Weighted average exercise price (in Dollars per share) | $ / shares	$ 4.10
Weighted average remaining contractual term (year)	5 years 8 months 8 days
Exercise Price 4.10 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 4.10
Weighted average remaining contractual term (year)	5 years 8 months 8 days
Number options exercisable	20,914
Exercise Price 4.18 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	1,195
Weighted average exercise price (in Dollars per share) | $ / shares	$ 4.18
Weighted average remaining contractual term (year)	5 years 10 months 24 days
Exercise Price 4.18 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 4.18
Weighted average remaining contractual term (year)	5 years 10 months 24 days
Number options exercisable	1,195
Exercise Price 7.70 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	59,345
Weighted average exercise price (in Dollars per share) | $ / shares	$ 7.70
Weighted average remaining contractual term (year)	6 years 4 months 2 days
Exercise Price 7.70 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 7.70
Weighted average remaining contractual term (year)	6 years 4 months 2 days
Number options exercisable	59,345
Exercise Price 8.42 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	7,589
Weighted average exercise price (in Dollars per share) | $ / shares	$ 8.42
Weighted average remaining contractual term (year)	7 years 3 months 10 days
Exercise Price 8.42 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 8.42
Weighted average remaining contractual term (year)	7 years 3 months 10 days
Number options exercisable	6,625
Exercise Price 8.65 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	14,340
Weighted average exercise price (in Dollars per share) | $ / shares	$ 8.65
Weighted average remaining contractual term (year)	7 years 1 month 9 days
Exercise Price 8.65 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 8.65
Weighted average remaining contractual term (year)	7 years 1 month 9 days
Number options exercisable	12,840
Exercise Price 8.02 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	26,290
Weighted average exercise price (in Dollars per share) | $ / shares	$ 8.02
Weighted average remaining contractual term (year)	7 years 8 months 23 days
Exercise Price 8.02 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 8.02
Weighted average remaining contractual term (year)	7 years 8 months 23 days
Number options exercisable	19,611
Exercise Price 6.80 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	58,731
Weighted average exercise price (in Dollars per share) | $ / shares	$ 6.80
Weighted average remaining contractual term (year)	8 years 7 months 13 days
Exercise Price 6.80 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 6.80
Weighted average remaining contractual term (year)	8 years 7 months 13 days
Number options exercisable	25,222
Exercise Price 6.62 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	894,511
Weighted average exercise price (in Dollars per share) | $ / shares	$ 6.62
Weighted average remaining contractual term (year)	8 years 11 months 15 days
Exercise Price 6.62 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 6.62
Weighted average remaining contractual term (year)	8 years 11 months 15 days
Number options exercisable	359,257
Exercise Price 11.04 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	90,100
Weighted average exercise price (in Dollars per share) | $ / shares	$ 11.04
Weighted average remaining contractual term (year)	9 years 4 months 13 days
Exercise Price 11.04 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 11.04
Weighted average remaining contractual term (year)
Number options exercisable
Exercise Price 10.07 [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	56,000
Weighted average exercise price (in Dollars per share) | $ / shares	$ 10.07
Weighted average remaining contractual term (year)	9 years 7 months 13 days
Exercise Price 10.07 [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 10.07
Weighted average remaining contractual term (year)
Number options exercisable
Total of Exercise Price Range [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Number of options outstanding	2,197,953
Weighted average exercise price (in Dollars per share) | $ / shares	$ 5.82
Weighted average remaining contractual term (year)	6 years 1 month 28 days
Total of Exercise Price Range [Member] | Options Exercisable [Member]
Shareholders’ Deficiency (Details) - Schedule of options outstanding [Line Items]
Weighted average exercise price (in Dollars per share) | $ / shares	$ 5.01
Weighted average remaining contractual term (year)	4 years 9 months 3 days
Number options exercisable	1,473,947

[1]	The exercise price as per the option terms was denominated in NIS and translated to $ in the table above using the exchange rate as of the grant date. The options were granted at Ordinary Share par value.